ORDINARY SHARES	12 Months Ended
Dec. 31, 2022
ORDINARY SHARES
ORDINARY SHARES

18   ORDINARY SHARES

In June 2020, two investors, Hillhouse Capital (“Hillhouse”) and STT GDC, purchased, through a private placement, of US$400 million and US$105 million respectively of 62,153,848 newly issued Class A ordinary shares of the Company at a price equivalent to US$65 per ADS (or US$8.125 per share). The Company received net proceeds of US$500,784 thousand (RMB3,533,285) from this private placement, after deducting underwriting commissions and other issuance costs.

On November 2, 2020, the Company successfully completed its secondary listing in Hong Kong and public offering of 160,000,000 Class A ordinary shares (or 20,000,000 ADSs) at a price of HK$80.88 per share. On November 6, 2020, the underwriters had fully exercised their over-allotment option in respect of 24,000,000 shares (or 3,000,000 ADSs). The Company received net proceeds from this offering of RMB12,441,232, after deducting underwriting discounts and commissions and the offering expenses payable by the Company.

As of December 31, 2022, the Company’s outstanding share capital consisted of 1,456,842,655 Class A ordinary shares and 67,590,336 Class B ordinary shares. A holder of a Class A ordinary share is conferred one vote per share on any resolution tabled at the general meeting of GDS Holdings. A holder of a Class B ordinary share is entitled to 20 votes per share on resolutions tabled at the general meeting of GDS Holdings for (i) the election or removal of a simple majority, or six, of directors; and (ii) any change to Articles of Association (“AoA”) that would adversely affect the rights of Class B shareholders, and which are convertible into Class A ordinary shares, and will automatically convert into Class A ordinary shares under certain circumstances. Every Class B ordinary share shall automatically be re-designated and re-classified as a Class A ordinary share upon the occurrence of the automatic conversion events, including the first occur of William Wei Huang ceasing to have Beneficial Ownership in not less than 5% of the then issued share capital of the Company on an as converted basis,  as defined in AoA.